UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Quarter Ended: September 30, 2009
Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one):	[ ] is a restatement
					[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:
	Name:		Harbour Investment Management, L.L.C.
	Address:	2722 Colby Ave Suite 520
			Everett, WA 98201

	13F File Number:028-10605

The institutional investment manager filing this report and the person by whom it is signed herby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Erika L. Hill, CFA
Title:		Chief Compliance Officer
Phone:		425-742-1557
Signature,		Place,		and Date of Signing:
Erika L. Hill		Everett, WA	November 5, 2009
Report Type (Check only one):
				[X] 13F Holdings Report
				[ ] 13F Notice
				[ ] 13F Combination Report

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		65
Form 13F Information Table Value Total:		102159 (X$1000)

List of Other Included Managers:		NONE


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FORM 13F INFORMATION TABLE

NAME OF			TITLE	CUSIP		VALUE	SHRS/	SHRS/	PUT/	INVST	OTHER	VOTE AUTHORITY
ISSUER			OF CLASS		(X$1000)PRN AMT	PRN	CALL	DSCRTN	MNGRS	SOLE	SHRD	NONE

3M CO			COM	88579Y101	2042	27725	SHRS		SOLE		26000		1725
ABB Ltd			COM	000375204	844	42100	SHRS		SOLE		39800		2300
Abbott Laboratories	COM	002824100	1962	39701	SHRS		SOLE		37401		2300
Air Products & Chem	COM	009158106	727	9375	SHRS		SOLE		8675		700
AstraZeneca PLC		COM	046353108	1521	33895	SHRS		SOLE		32145		1750
AT&T			COM	00206R102	296	10975	SHRS		SOLE		10975
Automatic Data		COM	053015103	2353	59925	SHRS		SOLE		56675		3250
Becton, Dickinson	COM	075887109	969	13940	SHRS		SOLE		13090		850
Berkshire Hathaway B	COM	084670207	2602	784	SHRS		SOLE		736		48
Boeing Company		COM	097023105	440	8234	SHRS		SOLE		8134		100
BP PLC			COM	055622104	1487	27935	SHRS		SOLE		26035		1900
Canon Inc		COM	138006309	2111	52847	SHRS		SOLE		49297		3550
Cascade Finl Corp	COM	147272108	23	41983	SHRS		SOLE		38983		3000
Cisco Systems		COM	17275r102	1899	80769	SHRS		SOLE		75373		5396
Coca Cola		COM	191216100	2925	54515	SHRS		SOLE		51115		3400
ConocoPhillips		COM	20825c104	1072	23734	SHRS		SOLE		21384		2350
Consolidated Edison	COM	209115104	2264	55710	SHRS		SOLE		52010		3700
Costco Wholesale	COM	22160k105	2647	47057	SHRS		SOLE		43457		3600
Daktronics Inc		COM	234264109	447	52125	SHRS		SOLE		49750		2375
Danaher Inc		COM	235851102	378	5620	SHRS		SOLE		5620
EMC Corp		COM	268648102	1577	92760	SHRS		SOLE		87660		5100
Emerson Electric	COM	291011104	1625	40540	SHRS		SOLE		38180		2360
Encana Corp		COM	292505104	1427	24820	SHRS		SOLE		23140		1680
Exxon Mobil		COM	30231g102	2325	33890	SHRS		SOLE		31990		1900
FPL Group		COM	302571104	790	14400	SHRS		SOLE		13600		800
General Electric	COM	369604103	1358	82910	SHRS		SOLE		76320		6590
GlaxoSmithKline PLC	COM	37733w105	1807	45785	SHRS		SOLE		43155		2630
Heinz H J Co		COM	423074103	762	19175	SHRS		SOLE		18075		1100
Hewlett-Packard		COM	428236103	2160	45843	SHRS		SOLE		41343		4500
Intel Corp		COM	458140100	2547	130242	SHRS		SOLE		122342		7900
IShares Nasdq Bio Indx	COM	464287556	940	11600	SHRS		SOLE		10350		1250
IShares Japan		COM	464286848	2063	207625	SHRS		SOLE		194925		12700
IShares Switzerland	COM	464286749	2475	114000	SHRS		SOLE		107700		6300
Johnson & Johnson	COM	478160104	3058	50318	SHRS		SOLE		47233		3085
Kimberly Clark		COM	494368103	2059	34915	SHRS		SOLE		32065		2850
Marriott Int'l		COM	571903202	1500	54351	SHRS		SOLE		51240		3111
Medtronic Inc		COM	585055106	659	18117	SHRS		SOLE		17217		900
Microsoft		COM	594918104	4377	170210	SHRS		SOLE		152730		17480
Norfolk Southern Corp	COM	655844108	881	20525	SHRS		SOLE		18575		1950
Novo Nordisk AS		COM	670100205	1512	24120	SHRS		SOLE		22320		1200
Occidental Pete		COM	674599105	1056	13475	SHRS		SOLE		12575		900
Paccar			COM	693718108	3361	89175	SHRS		SOLE		80957		8218
Pepsico			COM	713448108	2596	44248	SHRS		SOLE		42098		2150
Pfizer			COM	717081103	366	22136	SHRS		SOLE		22136
Plum Creek Timber	COM	729251108	1143	37341	SHRS		SOLE		34241		3100
Procter & Gamble	COM	742718109	2368	40982	SHRS		SOLE		38548		2434
RBC Bearings Inc	COM	75524B104	932	39950	SHRS		SOLE		37850		2100
Royal Dutch Shell A	COM	780259206	1648	28870	SHRS		SOLE		27670		1200
SAP AG			COM	803054204	1228	25175	SHRS		SOLE		23825		1350
Schlumberger Ltd	COM	806857108	976	16470	SHRS		SOLE		15270		1200
Select Sector SPDR TR	COM	81369Y100	1296	41925	SHRS		SOLE		40075		1850
Snap On Inc		COM	833034101	866	25000	SHRS		SOLE		23700		1300
Southern Co		COM	842587107	1503	47450	SHRS		SOLE		44250		3200
Starbucks Corp		COM	855244109	1937	93788	SHRS		SOLE		87318		6470
Steinway Musical Ins	COM	858495104	414	35200	SHRS		SOLE		32900		2300
Stryker Corp		COM	863667101	1263	27896	SHRS		SOLE		25876		2020
Tootsie Roll Inds	COM	890516107	818	34417	SHRS		SOLE		32534		1883
Total S A		COM	89151E109	1104	18630	SHRS		SOLE		17330		1300
Toyota Motor Corp	COM	892331307	990	12655	SHRS		SOLE		12005		650
United Parcel Svc	COM	911312106	1878	33355	SHRS		SOLE		31730		1625
United Technologies	COM	913017109	1836	30125	SHRS		SOLE		28175		1950
Walgreen Company	COM	931422109	3566	95232	SHRS		SOLE		89322		5910
Walt Disney Co		COM	254687106	2241	81695	SHRS		SOLE		77295		4400
Washington Federal	COM	938824109	1289	76561	SHRS		SOLE		69601		6960
Waste Mgmt Inc		COM	94106L109	576	19355	SHRS		SOLE		18405		950
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